UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22027
                                                     ---------

                                FundVantage Trust
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                               PFPC Worldwide Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1851
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: January 31, 2008
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments are attached herewith


                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND
                              OF FUNDVANTAGE TRUST
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2008
                                   (UNAUDITED)


                                                    Par (000)        Value
                                                    --------      -----------
MUNICIPAL BONDS -- 99.1%
CALIFORNIA -- 4.3%
California GO Series 2007
    5.00%, 11/01/15 (A+, A1)                          $1,000      $ 1,108,740
                                                                  -----------
CONNECTICUT -- 5.0%
Connecticut GO Series 2005-B
    4.57%, 06/01/20 (a, b) (AAA, Aaa)                  1,200        1,298,040
                                                                  -----------
FLORIDA -- 13.6%
Board of Education Capital Outlay GO
  Series 2005-G
    5.00%, 06/01/12 (AAA, Aa1)                         1,000        1,094,050
Hillsborough County Community Investment RB
  Series 2007
    5.00%, 11/01/16 (b) (AAA, Aaa)                     1,000        1,114,430
Miami-Dade County Special Obligation RB
  Series 2004-A
    3.60%, 04/01/09 (a, c) (AA, Aaa)                   1,300        1,294,930
                                                                  -----------
                                                                    3,503,410
                                                                  -----------
ILLINOIS -- 4.4%
Illinois State GO Series 2007-B
    5.25%, 01/01/21 (AA, Aa3)                          1,000        1,135,840
                                                                  -----------
INDIANA -- 4.4%
Indianapolis Local Public Improvement RB
  Series 2007-D
    5.00%, 02/01/17 (AAA, Aa1)                         1,000        1,125,500
                                                                  -----------
MARYLAND -- 6.4%
Harford County Consumer Public Improvement GO
  Series 2007
    4.50%, 12/01/13 (AA+, Aa1)                           500          545,920
Maryland Local Facilities Loan GO Series 2006-A
    5.00%, 03/01/13 (AAA, Aaa)                         1,000        1,107,820
                                                                  -----------
                                                                    1,653,740
                                                                  -----------
MASSACHUSETTS -- 13.0%
Massachusetts Bay Transportation Authority
  Sales Tax RB Series 2005-A
    5.00%, 07/01/31 (AAA, Aa2)                         1,000        1,080,960
Massachusetts Water Pollution Abatement RB
  Series 2006-Pool PG
    5.25%, 08/01/30 (AAA, Aaa)                         1,000        1,128,290
Massachusetts Water Resources Authority RB
  Series 2007-B
    5.25%, 08/01/29 (d) (AAA, Aaa)                     1,000        1,129,350
                                                                  -----------
                                                                    3,338,600
                                                                  -----------


                                                    Par (000)        Value
                                                    --------      -----------
MICHIGAN -- 4.5%
Detroit Sewer Disposal RB Sr. Lien
  Series 2003-A
    5.50%, 07/01/18 (d) (AAA, Aaa)                    $1,000      $ 1,169,330
                                                                  -----------
MINNESOTA -- 6.7%
Minneapolis & St Paul Metropolitan Transit
  Area GO Series 2005-C
    5.00%, 02/01/10 (AAA, Aaa)                         1,000        1,054,790
Minnesota GO Series 2006
    5.00%, 06/01/16 (AAA, Aa1)                           600          681,150
                                                                  -----------
                                                                    1,735,940
NEW JERSEY -- 8.5%
New Jersey Economic Development Authority RB
  Series 2005-K
    5.25%, 12/15/20 (b) (AAA, Aaa)                     1,000        1,124,670
New Jersey Environmental Infrastructure Trust
  RB Series 2007-A
    3.50%, 09/01/13 (AAA, Aaa)                         1,020        1,057,118
                                                                  -----------
                                                                    2,181,788
                                                                  -----------
NEW YORK -- 4.1%
Westchester County GO Series 2007-B
  4.00%, 11/15/11 (AAA, Aaa)                           1,000        1,057,800
                                                                  -----------
NORTH CAROLINA -- 4.2%
Charlotte GO Series 1999
    5.00%, 06/01/11 (AAA, Aaa)                         1,000        1,083,510
                                                                  -----------
OHIO -- 8.6%
Ohio State Infrastructure Improvement GO
  Series 2007-A
    5.00%, 09/01/14 (AA+, Aa1)                         1,000        1,119,740
Ohio State Water Development Authority RB
  Series 2001-B
    5.50%, 06/01/19 (d) (AAA, Aaa)                       915        1,075,445
                                                                  -----------
                                                                    2,195,185
                                                                  -----------
PENNSYLVANIA -- 4.4%
Pennsylvania GO 2nd Series 2005
    5.00%, 01/01/15 (AA, Aa2)                          1,000        1,120,570
                                                                  -----------
WASHINGTON -- 7.0%
King County Limited Tax GO Series 2006
    5.00%, 01/01/10 (AAA, Aa1)                         1,000        1,051,760

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND
                               OF FUNDVANTAGE TRUST
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                JANUARY 31, 2008
                                   (UNAUDITED)


                                                    Par (000)        Value
                                                    --------      -----------
Washington State GO Series 2008-C Variable
  Purpose
    4.25%, 01/01/13 (AA+, Aa1)                          $700      $   745,878
                                                                  -----------
                                                                    1,797,638
                                                                  -----------

      Total Municipal Bonds
         (Cost $24,856,527)                                        25,505,631
                                                                  -----------

TOTAL INVESTMENTS -- 99.1%
(Cost $24,856,527*)                                                25,505,631
                                                                  -----------

OTHER ASSETS IN EXCESS OF LIABILITIES** -- 0.9%                       234,106
                                                                  -----------

NET ASSETS -- 100.0%                                              $25,739,737
                                                                  ===========
GO   -- General Obligation
RB   -- Revenue Bond
(a) Variable Rate Security - the rate shown is the rate in effect on January 31, 2008
(b)  Insured by Ambac Assurance Corporation
(c)  Insured by Financial Guarantee Insurance Co.
(d)  Insured by Financial Security Assurance, Inc.

* The cost and unrealized appreciation/depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

     Aggregate cost                                    $24,856,527
                                                       -----------
     Gross unrealized appreciation                     $   649,104
     Gross unrealized depreciation                              --
                                                       -----------
     Net unrealized appreciation                       $   649,104
                                                       ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

** Other assets in excess of liabilities include interest rate swaps as follows:

                                 Notional                          Unrealized
                  Termination     Amount      Fixed   Floating    Appreciation
Counterparty          Date        (000)       Rate      Rate     (Depreciation)
------------      -----------    --------     ------  --------   --------------
JP Morgan Bank     06/01/16      $600         2.750%    CPI-U        $(2,404)

JP Morgan Bank     02/01/10      $1,000       2.640%    CPI-U         (2,591)

JP Morgan Bank     09/01/13      $1,020       2.690%    CPI-U         (3,723)

JP Morgan Bank     09/01/14      $1,000       2.720%    CPI-U         (4,097)

JP Morgan Bank     06/01/11      $1,000       2.650%    CPI-U         (4,175)

JP Morgan Bank     06/01/12      $1,000       2.680%    CPI-U         (4,272)

JP Morgan Bank     01/01/10      $1,000       2.810%    CPI-U         (5,199)

JP Morgan Bank     01/01/21      $1,000       2.860%    CPI-U         (5,864)

JP Morgan Bank     12/01/13      $500         2.865%    CPI-U         (6,677)

JP Morgan Bank     06/01/19      $915         2.850%    CPI-U         (7,303)

JP Morgan Bank     03/01/13      $1,000       2.790%    CPI-U         (8,866)

JP Morgan Bank     01/01/15      $1,000       2.830%    CPI-U        (10,622)

JP Morgan Bank     11/15/11      $1,000       2.860%    CPI-U        (11,920)

JP Morgan Bank     11/01/15      $1,000       2.860%    CPI-U        (12,443)

JP Morgan Bank     11/01/16      $1,000       2.826%    CPI-U        (12,604)

JP Morgan Bank     02/01/17      $1,000       2.832%    CPI-U        (13,002)

JP Morgan Bank     07/01/31      $1,000       3.045%    CPI-U        (13,217)

JP Morgan Bank     07/01/18      $1,000       2.870%    CPI-U        (15,135)

JP Morgan Bank     12/15/20      $1,000       2.914%    CPI-U        (15,871)

JP Morgan Bank     08/01/30      $1,000       3.020%    CPI-U        (17,413)

JP Morgan Bank     08/01/29      $1,000       3.110%    CPI-U        (25,295)
                                                                   ---------
                                                   Total           $(202,693)
                                                                   =========

                                 THE LATEEF FUND
                              OF FUNDVANTAGE TRUST
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2008
                                   (UNAUDITED)


                                                     Number
                                                    of Shares        Value
                                                    ---------    ------------
COMMON STOCKS -- 69.7%
AEROSPACE & DEFENSE -- 4.7%
Rockwell Collins, Inc.                                71,391     $  4,511,911
                                                                 ------------
BROADCASTING -- 4.9%
Liberty Global, Inc., Class A*                       115,136        4,652,646
                                                                 ------------
BUSINESS SERVICES -- 13.8%
Automatic Data Processing, Inc.                      164,783        6,685,246
Paychex, Inc.                                        196,771        6,438,347
                                                                 ------------
                                                                   13,123,593
                                                                 ------------
CHEMICALS -- 4.9%
Sherwin-Williams Co. (The)                            82,369        4,712,331
                                                                 ------------
CONSUMER SERVICES -- 7.8%
Apollo Group, Inc.*                                   92,723        7,393,732
                                                                 ------------
DIVERSIFIED FINANCIALS -- 16.7%
Affiliated Managers Group, Inc.                       48,227        4,741,196
American Express Co.                                  89,588        4,418,480
Nasdaq Stock Market, Inc. (The)*                     145,370        6,726,270
                                                                 ------------
                                                                   15,885,946
                                                                 ------------
INSURANCE -- 7.0%
Berkshire Hathaway, Inc.*                              1,467        6,674,850
                                                                 ------------
MEDICAL & MEDICAL SERVICES -- 6.9%
UnitedHealth Group, Inc.                             129,350        6,576,154
                                                                 ------------
METALS-DIVERSIFIED -- 3.0%
Freeport-McMoRan Copper & Gold, Inc.                  32,328        2,878,162
                                                                 ------------

      TOTAL COMMON STOCKS
         (Cost $68,662,983)                                        66,409,325
                                                                 ------------
OPTIONS -- 0.0%
Nasdaq Stock Market Call Option, Strike price
  $47.50, Expires 3/22/08                                 70           17,500
                                                                 ------------

      Total Options
         (Cost $20,160)                                                17,500
                                                                 ------------
SHORT-TERM INVESTMENT -- 29.3%
PNC Bank Money Market Account                     27,888,415       27,888,415
                                                                 ------------

      TOTAL SHORT-TERM INVESTMENT
         (Cost $27,888,415)                                        27,888,415
                                                                 ------------

TOTAL INVESTMENTS -- 99.0%
(Cost $96,571,558**)                                               94,315,240
                                                                 ------------
OPTIONS WRITTEN -- 0.0%
Nasdaq Stock Market Put Option, Strike price
  $40, Expires 3/22/08                                  (125)         (13,125)
                                                                 ------------

      Total Options Written
         (Premiums Received $18,250)                                  (13,125)
                                                                 ------------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                         974,033
                                                                 ------------

NET ASSETS -- 100.0%                                             $ 95,276,148
                                                                 ============

*       Non income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

             Aggregate cost                                      $ 96,571,558

             Gross unrealized appreciation                       $  3,024,673
             Gross unrealized depreciation                         (5,280,991)
                                                                 ------------
             Net unrealized appreciation/(depreciation)          $ (2,256,318)
                                                                 ============

        For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FundVantage Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date   March 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date   March 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ James Shaw
                         -------------------------------------------------------
                           James Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date   March 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.